Statements of Operations and Comprehensive Loss - USD ($) shares in Thousands, $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Revenues	$ 2,410	$ 2,020	$ 6,569	$ 5,887	$ 7,915	$ 9,934
Cost of revenues	1,563	1,477	4,629	5,061	6,531	13,002
Gross profit (loss)	847	543	1,940	826	1,384	(3,068)
Operating expenses:
Research and development	1,371	1,404	4,120	4,340	6,009	11,319
Selling, general and administrative	4,091	4,499	12,168	13,443	17,442	25,120
Restructuring charges						1,285
Litigation settlement						1,760
Total operating expenses	5,462	5,903	16,288	17,783	23,451	39,484
Loss from operations	(4,615)	(5,360)	(14,348)	(16,957)	(22,067)	(42,552)
Interest income	70	54	242	137	214	108
Interest expense	(377)	(324)	(1,091)	(5,358)	(5,692)	(6,299)
Other income net	299	242	868	710	(13)	11
Net loss and comprehensive loss	(4,623)	(5,388)	(14,329)	(21,468)	(27,558)	(48,732)
Accretion of preferred stock dividends	(895)	(836)	(2,685)	(2,082)	(2,918)
Deemed dividend arising from beneficial conversion feature of convertible preferred stock				(5,216)	(5,216)
Net loss applicable to common stockholders	$ (5,518)	$ (6,224)	$ (17,014)	$ (28,766)	$ (35,692)	$ (48,732)
Net loss per share attributable to common stockholders, basic and diluted (in dollars per share)	$ (0.70)	$ (5.56)	$ (2.75)	$ (43)	$ (33.42)	$ (749.72)
Weighted average common shares used to compute net loss per share, basic and diluted (in shares)	7,900	1,119	6,189	669	1,068	65